Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000745338
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OCM Gold Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Investor Class shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under the headings “Sales Charges” and “Reducing the Sales Charges” on page 10 of the Fund's Prospectus and the heading “Shareholder Services” beginning on page 37 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	With respect to the Investor Class shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund principally invests (normally at least 80% of its net assets, plus borrowings for investment purposes) in equity securities of domestic and foreign companies of any size engaged in all sectors of the gold mining and precious metals industries.  A foreign company is one that is organized under the laws of a foreign country and has the principal trading market for its stock in a foreign country.  Under normal market conditions, the Fund will invest primarily in:

•          Senior gold producers, intermediate/mid-tier gold producers and junior gold producers; and

•          Gold mining exploration and development companies.

When investing the Fund's assets, the Fund's investment adviser first considers the price of gold and whether it expects the price of gold to increase or decrease.  The Fund's investment adviser is a “bottom up” investor.  This means it makes investment decisions on company specific factors. Among the company specific factors the Fund's investment adviser considers are:

•          sales and earnings growth;

•          the extent of ore holdings;

•          efficiency of mining operations;

•          melting and refinery costs; and

•          capital adequacy to maintain and expand operations.

Since the price of gold is a key factor affecting the revenues of gold producers, the Fund's investment adviser must also consider the price of gold in its “bottom up” analysis.  The Fund will sell a security if its investment adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for further appreciation.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. There are risks associated with the Fund's principal investment strategies, and these principal risks are discussed below.

•

Market Risk.  The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons.  The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

•

Smaller Capitalization Companies Risk.  Many of the companies in which the Fund invests are smaller capitalization companies (namely, companies with a market capitalization of $4 billion or less).  Smaller capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies.  The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies.  Less trading volume may make it more difficult for the investment adviser to sell stocks of smaller capitalization companies at quoted market prices.  Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

•

Medium Capitalization Companies Risk.  Medium capitalization companies tend to be more susceptible to adverse business or economic events than larger capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of larger capitalization companies.

•

Precious Metals Producers Risk.  The prices of securities of gold and precious metals producers have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.  The prices of gold and other precious metals may decline versus the dollar, which would adversely affect the market prices of the securities of gold and precious metals producers.

•

Non-diversification Risk.  The Fund is a non-diversified investment company.  As such it will invest in fewer securities than diversified investment companies and its performance may be more volatile.  If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

•	Foreign Investment Risks. These are risks associated with investing in foreign common stocks that are in addition to the risks associated with investing in U.S. common stocks:

•

Currency Risk.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) may be affected unfavorably by changes in foreign currency exchange rates.  An increase in the U.S. dollar relative to the foreign currencies in which securities held by the Fund are traded will adversely affect the Fund.

•	Country Risk. This is the risk that political, social or economic events in a country may adversely affect the Fund's investments in the country.
•

Regulation Risk.  This is the risk that investors in a foreign securities market may not be afforded the same protections as investors in U.S. securities markets. This is also the risk that it may be more difficult, costly and slower to enforce legal rights of the Fund in foreign countries.  In addition to disparate legal rights, foreign securities may also be subject to different accounting standards than in the United States.

•

Liquidity Risk.  Foreign securities markets tend to have less trading volume and are more volatile than U.S. securities markets.  Less trading volume makes it more difficult to sell foreign securities at quoted prices.

•

Passive Foreign Investment Company.  The Fund may invest in stocks of foreign companies that are classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”).  To the extent that the Fund invests in these securities, the Fund may be subject to an interest charge in addition to federal income tax (at ordinary income rates) on (i) any “excess distribution” received on the stock of a PFIC, or (ii) any gain from disposition of PFIC stock that was acquired in an earlier taxable year.  This interest charge and ordinary income tax treatment may apply even if the Fund distributes such income as a taxable dividend to its shareholders.  To the extent possible, the Fund will adopt tax strategies to avoid the interest charge and the ordinary income tax treatment.  Such tax strategies may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation.  In addition, such tax strategies may require the Fund to liquidate other investments to meet its distribution requirement (including when it may not be advantageous for the Fund to liquidate such investments), which may accelerate the recognition of gain and affect the Fund's total return.

•

Concentration Risk.  Because the Fund concentrates its investments in the gold mining industry, a development adversely affecting that industry (for example, changes in the mining laws which increase production costs) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

Because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

Risk Lose Money	rr_RiskLoseMoney	Investors in the Fund may lose money
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company. As such it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over one, five and ten years compare to the performance of the Standard & Poor's 500® Index (“S&P 500® Index”) and the Philadelphia Stock Exchange Gold & Silver Index (“XAU Index”).  For additional information on these indexes, please see “Index Descriptions” on page 18 of this Prospectus.  The performance of Advisor Class shares will differ from that of the Investor Class shares to the extent that the Classes do not have the same expenses or inception dates.  Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns.  Updated performance information is available on the Fund's website (ocmgoldfund.com).

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over one, five and ten years compare to the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) and the Philadelphia Stock Exchange Gold & Silver Index (“XAU Index”)
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ocmgoldfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns
Bar Chart, Heading	rr_BarChartHeading	Investor Class Total Return per Calendar Year
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the ten year period shown on the bar chart, the Investor Class' highest total return for a quarter was 24.67% (quarter ended September 30, 2012) and the lowest total return for a quarter was -33.90% (quarter ended June 30, 2013).  The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge.  If they did, the returns would have been lower.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses and taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns below were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The average annual total returns below reflect the maximum sales charge of 4.50% applicable to the Investor Class.  The after-tax returns below were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for Advisor Class shares will be different from amounts shown for the Investor Class.  The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Fund uses the XAU Index because that index compares the Fund's performance with the returns of an index of companies involved in the gold and silver mining industry.
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | XAU Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	XAU Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(48.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(15.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 3 months of purchase)	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,586
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,889
Annual Return 2004	rr_AnnualReturn2004	(13.59%)
Annual Return 2005	rr_AnnualReturn2005	25.99%
Annual Return 2006	rr_AnnualReturn2006	36.64%
Annual Return 2007	rr_AnnualReturn2007	23.45%
Annual Return 2008	rr_AnnualReturn2008	(26.56%)
Annual Return 2009	rr_AnnualReturn2009	44.18%
Annual Return 2010	rr_AnnualReturn2010	34.05%
Annual Return 2011	rr_AnnualReturn2011	(15.81%)
Annual Return 2012	rr_AnnualReturn2012	(9.96%)
Annual Return 2013	rr_AnnualReturn2013	(47.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.90%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	OCM Gold Fund - Investor Class Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(49.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.28%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	OCM Gold Fund - Investor Class Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(49.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.77%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	OCM Gold Fund - Investor Class Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 3 months of purchase)	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	OCM Gold Fund - Advisor Class Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(47.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010